Cover	Feb. 22, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Entity File Number	001-40196
Entity Registrant Name	L Catterton Asia Acquisition Corp
Entity Central Index Key	0001841024
Entity Tax Identification Number	98-1577355
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 Marina View, Asia Square Tower 1
Entity Address, Address Line Two	#41-03
Entity Address, Country	SG
Entity Address, Postal Zip Code	018960
City Area Code	+65
Local Phone Number	6672 7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Dollar 0. 0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	LCAAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LCAA
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Class Ordinary Share At Exercise Price Of 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LCAAW
Security Exchange Name	NASDAQ